CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
ASSETS
Cash and due from banks	$ 11,711	$ 13,498	[1]	$ 18,478
Interest-earning deposits in other banks	71,920	97,081	[1]	55,590
Federal funds sold	3,028	3,029	[1]	3,028
Investment securities available for sale, at fair value	86,476	81,491	[1]	67,854
Loans	349,087	367,892	[1]	417,624
Allowance for loan losses	(6,858)	(7,897)	[1]	(10,034)
NET LOANS	342,229	359,995	[1]	407,590
Accrued interest receivable	1,753	1,636	[1]	2,003
Stock in Federal Home Loan Bank of Atlanta (“FHLB”), at cost	796	973	[1]	1,248
Other non marketable securities	1,040	1,105	[1]	1,080
Foreclosed real estate	2,164	2,833	[1]	3,031
Premises and equipment held for sale		0		1,113
Premises and equipment, net	10,882	10,939	[1]	11,243
Bank owned life insurance	8,404	8,228	[1]	7,981
Core deposit intangible	211	298	[1]	545
Other assets	4,404	4,347	[1]	8,867
TOTAL ASSETS	545,018	585,453	[1]	589,651
Deposits:
Demand	81,259	92,265	[1]	74,569
Savings	17,543	22,139	[1]	24,461
Money market and NOW	129,328	122,727	[1]	92,600
Time	231,682	261,428	[1]	309,747
TOTAL DEPOSITS	459,812	498,559	[1]	501,377
Short term debt	14,207	17,848	[1]	21,877
Long term debt	12,372	12,372	[1]	14,372
Accrued interest payable	235	281	[1]	330
Accrued expenses and other liabilities	2,401	2,214	[1]	2,149
TOTAL LIABILITIES	489,027	531,274	[1]	540,105
Shareholders' Equity
Common stock, $1 par value, 25,000,000 shares authorized; 6,921,352 and 6,913,636 shares issued and outstanding at September 30, 2013 and December 31, 2012, respectively	6,921	6,914	[1]	6,860
Preferred stock, no par value, 10,000,000 shares authorized, none outstanding	0	0	[1]	0
Additional paid-in capital	42,058	42,000	[1]	41,851
Retained earnings	6,889	4,187	[1]	(450)
Accumulated other comprehensive income	123	1,078	[1]	1,285
TOTAL SHAREHOLDERS’ EQUITY	55,991	54,179	[1]	49,546
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 545,018	$ 585,453	[1]	$ 589,651

[1]	Derived from audited consolidated financial statements.